Summary of Significant Accounting Policies Earnings per Unit (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basic weighted average units outstanding (in shares)	56,061	55,933	55,745
Effect of dilutive units:
Deferred units (in shares)	42	31	23
Performance units (in shares)	188	181	72
Restricted units (in shares)	324	288	358
Unit options (in shares)	185	129	141
Phantom units (in shares)	0	0	23
Diluted weighted average units outstanding (in shares)	56,800	56,562	56,362
Net income (loss) per unit - basic (in dollars per share)	$ 3.84	$ 3.18	$ 2.01
Net income (loss) per unit - diluted (in dollars per share)	$ 3.79	$ 3.14	$ 1.99